THE ARBITRAGE FUNDS

Arbitrage Fund

Water Island Event-Driven Fund

Supplement dated April 19, 2023 to the

Prospectus dated September 30, 2022

On or about June 1, 2023, Todd Munn will no longer be a portfolio manager for Arbitrage Fund and Water Island Event-Driven Fund (collectively, the “Funds”) and will be retiring from Water Island Capital, LLC, the investment adviser to the Funds. At that time, all references to Mr. Munn in the Prospectus are hereby deleted.

Please retain this supplement for future reference.

THE ARBITRAGE FUNDS

Arbitrage Fund

Water Island Event-Driven Fund

Supplement dated April 19, 2023 to the

Statement of Additional Information dated September 30, 2022

On or about June 1, 2023, Todd Munn will no longer be a portfolio manager for Arbitrage Fund and Water Island Event-Driven Fund (collectively, the “Funds”) and will be retiring from Water Island Capital, LLC, the investment adviser to the Funds. At that time, all references to Mr. Munn in the Statement of Additional Information are hereby deleted.

Please retain this supplement for future reference.